Financial Instruments and Financial Risk Management - Schedule of Level 3 Financial Liabilities (Details) - Level 3 financial liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Level 3 Financial Liabilities [Line Items]
Balance	$ 1,897	$ 4,159
Deconsolidation of Jeffs’ Brands	(1,874)
Viewbix June 2024 Facility Agreement (note 4F)	2,286
Net changes in fair value	31	(2,262)
Balance	$ 2,340	$ 1,897